Investments Accounted for Using the Equity Method - Summary of Fair Values of Investments in Associates with Available Published Price Quotation (Detail) - Level 1 of fair value hierarchy [member]
$ in Thousands, $ in Thousands
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 1,551,033	$ 51,857	$ 1,537,307
Advanced Microelectronic Products Inc. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation			369,925
ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 5,100,181	$ 170,518	$ 3,886,561